Share-Based Compensation - Summary of Group's option activities (Details) - 2015 Plan and the 2018 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥) shares
Number of share options
Outstanding at beginning of the year (in shares) | shares	720,003,536	720,003,536
Granted (in shares) | shares	23,652,900	23,652,900
Forfeited (in shares) | shares	(6,342,000)	(6,342,000)
Exercised (in shares) | shares	(225,682,548)	(225,682,548)
Outstanding at end of the year (in shares) | shares	511,631,888	511,631,888	720,003,536	720,003,536
Vested and expected to vest at end of the year (in shares) | shares	511,631,888						511,631,888
Exercisable at end of the year (in shares) | shares	442,371,733						442,371,733
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.0065
Granted (in dollars per share)	0.0065
Forfeited (in dollars per share)	0.0065
Exercised (in dollars per share)	0.0065
Outstanding at end of the year (in dollars per share)	0.0065		$ 0.0065
Vested and expected to vest at end of the year (in dollars per share)	0.0065
Exercisable at end of the year (in dollars per share)	0.0065
Weighted average grant date fair value
Outstanding at beginning of the year	4.0216
Granted	13.4311		32.0457		$ 14.5801
Forfeited	8.7834
Exercised	2.1461
Outstanding at end of the year	5.2248		$ 4.0216
Vested and expected to vest at end of the year	5.2248
Exercisable at end of the year	$ 3.5480
Aggregate intrinsic value
Outstanding at beginning of the year (in dollars) | $	$ 10,489,372
Exercised (in dollars)	4,716,448	¥ 32,530,282		¥ 1,252,115		¥ 0
Outstanding at end of the year (in dollars) | $	10,427,570		$ 10,489,372
Vested and expected to vest at end of the year (in dollars) | $	10,427,570
Exercisable at end of the year (in dollars) | $	$ 9,015,978
Weighted average remaining contractual term
Outstanding (in years)	15 years 5 months 8 days	15 years 5 months 8 days	6 years 25 days	6 years 25 days
Vested and expected to vest at end of the year (in years)	15 years 5 months 8 days	15 years 5 months 8 days
Exercisable at end of the year (in years)	15 years 10 days	15 years 10 days
Fair value of vested options	$ 691,661	¥ 4,770,523		¥ 3,949,471		¥ 3,237,924
Unrecognized share-based compensation expense relating to unvested options	$ 1,243,924						¥ 8,579,593
Weighted-average period for recognition of share-based compensation expense relating to unvested options	2 years 5 months 8 days	2 years 5 months 8 days